S000005599 [Member] Investment Strategy - Wilmington New York Municipal Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal, under normal circumstances, by investing its net assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund generally invests in investment grade municipal securities. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Standard & Poor’s Investment Grade Intermediate Municipal Bond Index, and does not select securities based on forecasts of interest rates.